As filed with the Securities and Exchange Commission on March 7, 1996

             1933 Act File No. 2-14213; 1940 Act File No. 811-0816
--------------------------------------------------------------------------------

                             SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              _X__

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._74_                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      _X__

         Amendment No._74_

                       (check appropriate box or boxes.)

                        TWENTIETH CENTURY INVESTORS, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        Twentieth Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                             James E. Stowers III
        Twentieth Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

             Approximate Date of Proposed Public Offering: 3/1/96


It is proposed that this filing will become effective (check appropriate box)

         __X_ immediately upon filing pursuant to paragraph (b) of Rule 485
         ____ on (date) pursuant to paragraph (b) of Rule 485
         ____ 60 days after filing pursuant to paragraph (a) of Rule 485
         ____ on (date) pursuant to paragraph  (a)(1) of Rule 485
         ____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         ____ on (date) after filing pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ending October 31, 1995, was filed on November 14, 1995.

================================================================================
                             CROSS REFERENCE SHEET
================================================================================

[filed as a part of Post-Effective Amendment #73 to the Registration Statement on Form N-1A of the Registrant, Commission File No. 2-14213, filed on February 29, 1996, and incorporated herein by reference.]

--------------------------------------------------------------------------------
PART A. - Prospectus
--------------------------------------------------------------------------------

[filed as a part of Post-Effective Amendment #73 to the Registration Statement on Form N-1A of the Registrant, Commission File No. 2-14213, filed on February 29, 1996, and incorporated herein by reference.]

--------------------------------------------------------------------------------
PART B. - Statement of Additional Information
--------------------------------------------------------------------------------


[filed as a part of Post-Effective Amendment #73 to the Registration Statement on Form N-1A of the Registrant, Commission File No. 2-14213, filed on February 29, 1996, and incorporated herein by reference.]

PART C.  OTHER INFORMATION.

ITEM 24.  Financial Statements and Exhibits.

(a) Financial Statements

  (i)      Financial Statements filed in Part A of the Registration Statement:

           1.       Financial Highlights.

  (ii) Financial Statements filed in Part B of the Registration Statement (each of the following financial statements is contained in the Registrant's Annual Reports dated October 31, 1995. (9)

           1.  Statement of Assets and Liabilities at October 31, 1995.

           2.  Statement of Operations for the year ended October 31, 1995.

           3. Statements of Changes in Net Assets for the year ended October 31, 1995.

           4.  Notes to Financial Statements as of October 31, 1995.

           5.  Schedule of Investments at October 31, 1995.

           6. Report of Independent Certified Public Accountants dated November 27, 1995.


  (b) Exhibits (all footnoted exhibits being incorporated herein by reference)

           1. (a) Articles of Incorporation of Twentieth Century Investors, Inc., dated July 2, 1990. (11)


              (b) Articles of Amendment of Twentieth Century Investors, Inc.,
                  dated November 20, 1990. (11)

              (c) Articles of Merger of Twentieth Century Investors, Inc., a
                  Maryland corporation and Twentieth Century Investors, Inc., a Delaware corporation, dated February 22, 1991. (11)

              (d) Articles of Amendment of Twentieth Century Investors, Inc.,
                  dated August 11, 1993. (11)

              (e) Articles Supplementary of Twentieth Century Investors, Inc.,
                  dated September 3, 1993. (11)

              (f) Articles Supplementary of Twentieth Century Investors, Inc.,
                  dated April 28, 1995. (11)

              (g) Articles Supplementary of Twentieth Century Investors, Inc.,
                  dated November 17, 1995. (11)

              (h) Articles Supplementary of Twentieth Century Investors, Inc.,
                  dated January 30, 1996. (11)

           2. By-laws of Twentieth Century Investors, Inc. (11)

           3. Voting Trust Agreements - None.

           4. Specimen copy of stock certificate - all series. (1)

           5. Management Agreement between Twentieth Century Investors, Inc. and Investors Research Corporation dated August 1, 1994.(2)

           6. Underwriting Agreements - None.

           7. Bonus and Profit Sharing Plan, Etc. - None.

           8. (a) Custodian Agreement between Twentieth Century Investors, Inc. and United States Trust Company of New York. (3)

              (b) Letter Re Remuneration dated May 8, 1985. (4)

              (c) Letter Agreement between Twentieth Century Investors, Inc.
                  and United States Trust Company of New York dated February 28, 1991. (1)

              (d) Custodian Agreement between Twentieth Century Investors, Inc.
                  and First National Bank of Kansas City. (5)

              (e) Letter Agreement between Twentieth Century Investors, Inc.
                  and Boatmen's First National Bank of Kansas City. (1)

              (f) Custodian Agreement dated September 21, 1994 for ACH
                  transactions, between Twentieth Century Investors, Inc. and United Missouri Bank of Kansas City, N.A. (6)

              (g) Custody Agreement dated September 12, 1995, between UMB Bank,
                  N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc. and Twentieth Century Capital Portfolios, Inc. (7)

              (h) Amendment No. 1 to Custody Agreement dated January 25, 1996, between UMB Bank, N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Asset Allocations, Inc. (7)

           9. Transfer Agency Agreement between Twentieth Century Investors, Inc. and Twentieth Century Services, Inc. (8)

          10.  Opinion and Consent of Counsel (EX-99.B10)

          11.  Consent of Baird, Kurtz & Dobson (EX-99.B11)

          12. Equity Funds and Fixed Income Funds Annual Reports, dated October 31, 1995. (9)

          13.  Agreements for Initial Capital, Etc. -  None.

          14.  Model Retirement Plans. (10)

          15. Copy of Rule 12b-1 plan - None.

          16. Schedules For Computation of Advertising Performance Quotations.
              (11)

          17. Power of Attorney. (11)

          27.  (a)  Financial Data Schedule for Growth Investors. (11)

               (b)  Financial Data Schedule for Select Investors. (11)

               (c)  Financial Data Schedule for Ultra Investors. (11)

               (d)  Financial Data Schedule for Vista Investors. (11)

               (e)  Financial Data Schedule for Giftrust Investors. (11)

               (f)  Financial Data Schedule for U.S. Governments Short-Term.
                    (11)

               (g)  Financial Data Schedule for Cash Reserve. (11)

               (h)  Financial Data Schedule for Long-Term Bond. (11)

               (i)  Financial Data Schedule for Tax-Exempt Intermediate-Term.
                    (11)

               (j)  Financial Data Schedule for Tax-Exempt Long-Term. (11)


               (k)  Financial Data Schedule for Heritage Investors. (11)

               (l)  Financial Data Schedule for Balanced Investors. (11)

               (m)  Financial Data Schedule for Tax-Exempt Short-Term. (11)


               (n)  Financial Data Schedule for Limited-Term. (11)

               (o)  Financial Data Schedule for Intermediate-Term. (11)

               (p)  Financial Data Schedule for U.S. Governments
                    Intermediate-Term. (11)

ITEM 25. Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26.  Mumber of Holders of Securities

Title of Class                                        Number of Record Holders
                                                       as of December 31, 1995


Twentieth Century Growth Investors                          325,254
Twentieth Century Select Investors                          305,296
Twentieth Century Ultra Investors                           840,365
Twentieth Century U.S. Governments Short Term                28,088
Twentieth Century Vista Investors                           142,841
Twentieth Century Giftrust Investors                        201,120
Twentieth Century Cash Reserve                              124,940
Twentieth Century Long-Term Bond                             13,318
Twentieth Century Tax-Exempt Short Term                       1,376
Twentieth Century Tax-Exempt Intermediate Term                2,675
Twentieth Century Tax-Exempt Long Term                        1,927
Twentieth Century Heritage Investors                         98,036
Twentieth Century Balanced Investors                         64,760
Twentieth Century Limited Term Bond                             372
Twentieth Century Intermediate Term Bond                        831
Twentieth Century U.S. Governments Intermediate Term          1,135

ITEM 27. Indemnification.

     The Corporation is a Maryland corporation. Section 2-418 of the General Corporation Law of Maryland allows a Maryland corporation to indemnify its directors, officers, employees and agents to the extent provided in such statute.

     Article Eighth of the Articles of Incorporation requires the indemnification of the corporation's directors and officers to the extent permitted by the General Corporation Law of Maryland, the Investment Company Act and all other applicable laws.

     The registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28. Business and Other Connections of Investment Advisor.

     Investors Research Corporation, the investment advisor, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.

ITEM 29. Principal Underwriters - None.

ITEM 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Twentieth Century Investors, Inc., Twentieth Century Services, Inc. and Investors Research Corporation, all located at Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31. Management Services - None.

ITEM 32. Undertakings
     a.  Not Applicable.
     b.  Not Applicable.
     c. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.
     d. The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

       _________________________________________________________________

(1) Filed as an Exhibit to Post-Effective Amendment No. 67 on Form N-1A, File No. 2-14213.
(2) Filed as an Exhibit to Post-Effective Amendment No. 71 on Form N-1A, File No. 2-14213.
(3) Filed as an Exhibit to Post-Effective Amendment No. 46 on Form N-1A, File No. 2-14213.
(4) Filed as an Exhibit to Post-Effective Amendment No. 53 on Form N-1A, File No. 2-14213.
(5) Filed as an Exhibit to Post-Effective Amendment No. 49 on Form N-1A, File No. 2-14213.
(6) Filed as an Exhibit to Post-Effective Amendment No. 72 on Form N-1A, File No. 2-14213.
(7) Filed as Exhibits 8(c) and 8(e) to Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Twentieth Century Strategic Asset Allocations, Inc., Commission File No. 33-79482, filed February 5, 1996.
(8) Filed as an Exhibit to Post-Effective Amendment No. 66 on Form N-1A, File No. 2-14213.
(9)  Filed on December 22, 1995.
(10) Filed as Exhibits 14(a), 14(b), 14(c) and 14(d) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Twentieth Century World Investors, Inc., Commission File No. 33- 39242, filed May 6, 1991.
(11) Filed as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A, File No. 2-14213

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Twentieth Century Investors, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 74 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 74 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 7th day of March, 1996.

                                        Twentieth Century Investors, Inc.
                                        (Registrant)
                                        /s/Patrick A. Looby
                                        Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 74 has been signed below by the following persons in the capacities and on the dates indicated.


                                             Signature Title Date


*James E. Stowers, Jr.        Chairman, Director and          March 7, 1996
James E. Stowers, Jr.         Principal Executive Officer

*James E. Stowers III         President and Director          March 7, 1996
James E. Stowers III

*Robert T. Jackson            Executive Vice President        March 7, 1996
Robert T. Jackson             and Principal Financial Officer

*Maryanne Roepke              Vice President, Treasurer and   March 7, 1996
Maryanne Roepke               Principal Accounting Officer

*Thomas A. Brown              Director                        March 7, 1996
Thomas A. Brown

*Robert W. Doering, M.D.      Director                        March 7, 1996
Robert W. Doering, M.D.

*Linsley L. Lundgaard         Director                        March 7, 1996
Linsley L. Lundgaard

*Donald H. Pratt              Director                        March 7, 1996
Donald H. Pratt

*Lloyd T. Silver, Jr.         Director                        March 7, 1996
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord       Director                        March 7, 1996
M. Jeannine Strandjord

*John M. Urie                 Director                        March 7, 1996
John M. Urie

*By /s/ Patrick A. Looby
    Patrick A. Looby
    Attorney-in-Fact